EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.4%
	GOLD MINING — 38.6%
178,540	Agnico Eagle Mines Ltd.	$14,192,145
1,608,600	B2Gold Corp.	11,099,340
150,000	B2Gold Corp.[1]	1,039,194
460,192	Barrick Gold Corp.	13,304,151
425,000	Cia de Minas Buenaventura S.A.A. - ADR	5,040,500
270,000	Equinox Gold Corp.*1	3,219,037
150,000	Equinox Gold Corp.*	1,795,500
600,000	Evolution Mining Ltd.[1]	2,529,113
979,000	Gold Fields Ltd. - ADR	12,815,110
200,000	Kinross Gold Corp.*	1,874,000
96,000	Newmont Corp.	6,643,200
4,663,100	OceanaGold Corp.*1	12,219,097
100,000	OceanaGold Corp.*	263,000
4,588,100	Premier Gold Mines Ltd.*1	9,350,887
703,169	Pretium Resources, Inc.*	6,659,010
40,000	Pretium Resources, Inc.*1	379,246
900,000	Zijin Mining Group Co., Ltd. - Class H1	558,559
		102,981,089
	ROYALTY COMPANIES — 27.7%
2,123,589	Elemental Royalties Corp.*1,3	2,774,379
1,431,976	EMX Royalty Corp.*	4,310,248
82,596	Franco-Nevada Corp.	13,202,971
107,500	Lara Exploration Ltd.*1	65,808
525,000	Maverix Metals, Inc.	2,451,750
1,433,850	Metalla Royalty & Streaming Ltd.[1,2]	11,378,742
225,000	Metalla Royalty & Streaming Ltd.*1,2,3	1,785,554
267,231	Metalla Royalty & Streaming Ltd.[2]	2,121,814
2,200,000	Nomad Royalty Co., Ltd.*1,2,3	2,480,030
544,399	Osisko Gold Royalties Ltd.	6,385,800
323,120	Osisko Gold Royalties Ltd.[1]	3,787,222
81,200	Royal Gold, Inc.	11,362,316
500,000	Sandstorm Gold Ltd.*	4,810,000
666,700	Vox Royalty Corp.*,3	1,433,442
79,000	Wheaton Precious Metals Corp.	4,292,070
25,000	Wheaton Precious Metals Corp.[1]	1,356,290
		73,998,436
	PRECIOUS METALS DEVELOPMENTAL — 2.3%
3,392,803	Almaden Minerals Ltd. - Class B*	2,374,962
1,098,017	Almaden Minerals Ltd. - Class B*1	770,538
215,500	Almaden Minerals Ltd. - Class B*1,3	151,228

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS DEVELOPMENTAL (Continued)
2,485,500	Midas Gold Corp.*1	$2,894,648
		6,191,376
	PRECIOUS METALS EXPLORATION — 11.7%
1,611,182	Almadex Minerals Ltd.*1	330,776
1,336,000	Altus Strategies PLC*1,2,3	842,792
884,800	Aurion Resources Ltd.*1	918,158
571,428	Aurion Resources Ltd.*1,3	592,971
1,661,182	Azucar Minerals Ltd.*1	297,636
766,600	Bellevue Gold Ltd.*1	564,119
4,716,651	Evrim Resources Corp.*1,2	2,042,297
750,000	Evrim Resources Corp.*1,2,3	324,748
17,381,818	GBM Resources Ltd.*1,2	1,428,098
505,500	Harfang Exploration, Inc.*1	118,875
946,000	Irving Resources, Inc.*1	2,789,623
5,442,000	Magna Gold Corp.*1,2,3	4,956,506
8,742,000	Medgold Resources Corp.*1,2	440,526
736,000	Medgold Resources Corp.*1,2,3	37,088
5,395,400	Midland Exploration, Inc.*1,2	4,027,921
869,685	Mirasol Resources Ltd.*1	272,690
3,703,704	Mundoro Capital, Inc.*1,2,3	414,749
36,200	O3 Mining, Inc.*1	69,995
128,900	O3 Mining, Inc.*1,3	249,236
2,045,000	Revival Gold, Inc.*1,3	1,969,429
2,800,000	Riverside Resources, Inc.*1,2,3	731,616
1,250,000	Sabina Gold & Silver Corp.*1	2,025,009
5,016,124	Vista Gold Corp.*2	5,768,543
8,200	Vista Gold Corp.*1,2	9,611
		31,223,012
	SILVER: EXPLORATION AND MINING — 11.1%
2,949,537	Fortuna Silver Mines, Inc.*	19,820,889
261,500	Pan American Silver Corp.	9,769,640
		29,590,529
	DIVERSIFIED EXPLORATION AND MINING — 0.0%
10,000	Solaris Resources, Inc.*1,3	12,169
	GOLD EXPLORATION — 2.0%
3,593,000	Adriatic Metals PLC*1	4,761,745
350,000	Lumina Gold Corp.*1	243,001

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GOLD EXPLORATION (Continued)
440,000	Lumina Gold Corp.*1,3	$305,487
		5,310,233
	TOTAL COMMON STOCKS
	(Cost $135,639,236)	249,306,844

	WARRANTS — 0.2%
	PRECIOUS METALS DEVELOPMENTAL — 0.0%
107,750	Almaden Minerals Ltd., Expiration Date: June 7, 2022*1,3	—
	PRECIOUS METALS EXPLORATION — 0.2%
1,336,000	Altus Strategies PLC, Expiration Date: April 18, 2023*1,3	—
736,000	Medgold Resources Corp., Expiration Date: October 16, 2020*1,3	—
219,030	Millrock Resources, Inc., Expiration Date: December 15, 2020*1,3	—
1,851,852	Mundoro Capital, Inc., Expiration Date: January 9, 2022[1,3]	—
128,900	O3 Mining Corp., Expiration Date: March 15, 2022*1,3	—
497,000	Outcrop Gold Corp., Expiration Date: June 23, 2021*1,3	—
460,000	Revival Gold, Inc., Expiration Date: April 4, 2022*1,3	133,931
2,800,000	Riverside Resources, Inc., Expiration Date: March 19, 2021*1,3	271,743
		405,674
	ROYALTY COMPANIES — 0.0%
333,350	Vox Royalty Corp. Expiration Date: June 17, 2022*1,3	—
	SILVER: EXPLORATION AND MINING — 0.0%
1,880,000	Golden Arrow Resources Corp., Expiration Date: March 16, 2021*1,3	—
	TOTAL WARRANTS
	(Cost $0)	405,674

Principal Amount
	SHORT-TERM INVESTMENTS — 6.8%
$18,154,426	UMB Money Market Fiduciary, 0.01%[4]	18,154,426
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $18,154,426)	18,154,426
	TOTAL INVESTMENTS — 100.4%
	(Cost $153,793,662)	267,866,944
	Liabilities in Excess of Other Assets — (0.4)%	(976,950)
	TOTAL NET ASSETS — 100.0%	$266,889,994

ADR – American Depository Receipt

PLC – Public Limited Company

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2020 (Unaudited)

*	Non-income producing security.
1	Foreign security denominated in U.S. dollars.
2	Affiliated company.
3	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 7.29% of Net Assets. The total value of these securities is $19,467,098.
4	The rate is the annualized seven-day yield at period end.

Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of July 31, 2020 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Gold Fund
Evrim Resources Corp.	$1,265,908	$-	$-	$-	$-	$1,101,137	$2,367,045	$-
Magna Gold Corp.	549,541	710,546	-	-	-	3,696,419	4,956,506	-
Medgold Resources Corp.	503,728	-	-	-	-	(26,114)	477,614	-
Midland Exploration, Inc.	3,428,241	16,133	(11,013)	(9,410)	-	603,970	4,027,921	-
Vista Gold Corp.(1)	3,896,228	-	(80,277)	(25,582)	(2,942,663)	(847,706)	-	-
Total	$9,643,646	-	-	-	-	-	-	-

Altus Strategies PLC(1)(2)	329,664	-	-	-	(329,664)	-	-	-
GBM Resources Ltd.(2)	-	601,686	(53,406)	26,932	-	852,886	1,428,098	-
Nomad Royalty Co., Ltd.(1)(2)(3)	-	1,409,152	-	-	(1,409,152)	-	-	-
Mundoro Capital, Inc.(2)	-	380,952	-	-	-	33,796	414,748	-
Metalla Royalty and Streaming Ltd.(2)	6,762,566	1,791,573	-	-	(4,662,569)	11,394,540	15,286,110	27,539
Riverside Resources, Inc.(2)	297,623	-	-	-	41,976	392,017	731,616	-
Total				$(8,060)		$17,200,945	$29,689,658	27,539

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Gold Fund
Evrim Resources Corp.	5,466,651	-	-	-	5,466,651
Magna Gold Corp.	2,585,000	2,857,000	-	-	5,442,000
Medgold Resources Corp.	9,478,000	-	-	-	9,478,000
Midland Exploration, Inc.	5,375,400	40,000	(20,000)	-	5,395,400
Vista Gold Corp.(1)	5,126,624	-	-	-	5,126,624

Altus Strategies PLC(1)(2)	6,680,000	-	-	(5,344,000)	1,336,000
GBM Resources Ltd.(2)	-	18,181,818	(800,000)	-	17,381,818
Nomad Royalty Co., Ltd.(1)(2)(3)	-	2,200,000	-	-	2,200,000
Mundoro Capital, Inc.(2)	-	3,703,704	-	-	3,703,704
Metalla Royalty and Streaming Ltd.(2)	6,185,400	379,731	-	(4,639,050)	1,926,081
Riverside Resources, Inc.(2)	2,800,000	-	-	-	2,800,000

(1)	Not an affiliate at the end of the period.
(2)	Not an affiliate at the beginning of the period.
(3)	Guerrero Ventures, Inc. changed its name to Nomad Royalty Co., Ltd. effective May 25, 2020.